Investment Strategy	Dec. 30, 2025
TCW Senior Loan ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in senior secured floating rate investments and in investments that are the economic equivalent of senior secured floating rate loans, in accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). These economically equivalent investments may include, but are not limited to, any combination of the following items: (i) senior secured floating rate bank loans or debt; and (ii) fixed-rate loans or debt, such as corporate bonds, convertible notes, collateralized loan obligations, senior loans, structured products and U.S. government debt securities, with respect to which the Fund has entered into derivative instruments that have the effect of converting the fixed-rate interest payments into floating-rate interest payments. Senior debt is debt that takes priority over other unsecured or otherwise more “junior” debt owed by an issuer. Senior debt is frequently issued in the form of senior notes or referred to as senior loans. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The Fund may also purchase, without limitation, participations or assignments in senior floating rate loans. Debt instruments include convertible or preferred securities that produce income.

The portfolio managers may consider many factors in purchasing and selling investments for the Fund, such as a fundamental analysis of the issuer, the credit quality of the issuer and collateral for the investment, capital structure, leverage, operating results for the issuer and the business outlook for the issuer, industry or broader economy.

The Fund’s investments may have any credit quality without limitation, including investments rated below investment grade (commonly known as “junk bonds”). Under normal circumstances, a substantial portion of the Fund’s portfolio consists of leveraged loans rated below investment grade or unrated.

The Fund may invest up to 20% of its net assets, plus any borrowings for investment purposes, in fixed income securities including but not limited to, preferred securities, convertible securities, mezzanine investments, and second lien loans.

The Fund’s portfolio securities may have any duration or maturity.

The Fund may invest up to 20% of its assets in securities of foreign issuers, including issuers located in emerging markets and instruments that are economically tied to emerging market countries. Investments in securities of foreign issuers that are not denominated in U.S. dollars are limited to a maximum of 20% of the Fund’s assets.

The Fund may also invest in companies whose financial condition is uncertain, where the borrower has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, or that may be involved in bankruptcy proceedings, reorganizations or financial restructurings.

The Fund may invest up to 10% of its net assets in common stocks or other equity securities.

The Fund may use derivatives for hedging purposes, for risk management or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are options, futures and swap agreements, as well as interest rate or foreign currency derivatives, including swaps and forward contracts.

The Fund may sell securities and other instruments short provided that not more than 15% of its net assets are held as collateral for those transactions.

TCW Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund invests, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in a diversified portfolio of corporate bonds of varying maturities issued by U.S. and foreign corporations, including those in developed market and emerging market countries, in accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. The term “bond” is interpreted broadly by the Adviser to include any instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. The notional value of any corporate bond derivatives and other synthetic instruments would count towards compliance with the 80% test specified above.

The Fund does not have a duration target. However, under normal circumstances, the Fund’s portfolio duration varies from three to nine years. Duration is a measure that is used to determine the price sensitivity of a fixed income security to changes in interest rates. The Fund may invest in securities of any maturity, and there is no limit on the weighted average maturity of the Fund’s portfolio. Maturity refers to the date when a bond’s principal is repaid with interest.

The Fund’s portfolio investments will, from time to time, include other fixed income securities issued by various U.S. and foreign public or private entities, including government bonds, notes, securities issued by government agencies, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), U.S. and non-U.S. money market securities, municipal securities, preferred stock, common stock, warrants, swaps (including interest rate swaps, index-linked swaps, total return swaps and credit default swaps) and other derivatives (including currency and other futures, forward contracts and options), private placements and Rule 144A Securities. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating.

Under normal circumstances, the Fund invests at least 80% of its total assets (measured at the time of investment) in securities rated investment grade by at least one of the nationally recognized statistical rating organizations (i.e., debt securities rated at least Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), BBB- by S&P Global Ratings (“S&P”) or BBB- by Fitch Ratings, Inc. (“Fitch”), or A-2 by S&P, P-2 by Moody’s or F-2 by Fitch for short-term debt obligations) or unrated securities determined by the Adviser to be of comparable quality. Up to 20% of the Fund’s net assets may be invested in securities rated below investment grade (commonly known as “junk bonds”) or unrated securities determined by the Adviser to be of comparable quality. The Fund may invest up to 10% of its total assets in a combination of convertible bonds, preferred stock, and common stock of domestic and foreign companies.

The Fund invests in the U.S. and abroad, including emerging markets and instruments that are economically tied to emerging market countries.

Under normal circumstances, the majority of the Fund’s investments are denominated in U.S. dollars. However, the Fund has the flexibility to allocate up to 20% of its assets to securities denominated in foreign currencies. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss due to fluctuations in currency exchange rates, but is under no obligation to do so under any circumstances. The Fund may borrow from banks and or other financial institutions or through reverse repurchase agreements. The Fund may also seek to obtain similar or alternative market exposure to the securities in which it directly invests by instead using other investment techniques such as derivatives, repurchase agreements, reverse repurchase agreements and dollar rolls.

The Fund may sell securities and other instruments short provided that not more than 33⅓% of its net assets is held as collateral for those transactions. The Fund may use derivatives for hedging purposes, for risk management or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are options, futures and swap agreements, as well as interest rate or foreign currency derivatives, including swaps and forward contracts.